Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2018
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2018	Dec 31, 2017
Interest income accrued	2,643	2,075
Prepaid expenses and other accrued revenues	14	16
Total	2,657	2,091